Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Use of estimates	Use of estimates The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.
Foreign currency matters
Foreign currency matters

The financial statements of the Company’s foreign operating subsidiaries are translated in accordance with guidance in ASC 830 Foreign Currency Matters. Except for the Company’s Venezuelan and Argentinian operations, the functional currencies of the Company’s foreign operating subsidiaries are the local currencies of the countries in which they conduct their operations. Therefore, assets and liabilities are translated into US dollars at the balance sheet date exchange rates, and revenues, expenses and cash flow are translated at average rates prevailing during the periods. Translation adjustments are included in the “Accumulated other comprehensive income (loss)” component of shareholders’ equity. The Company includes foreign currency exchange results related to monetary assets and liabilities transactions, including intercompany transactions, denominated in currencies other than its functional currencies in its statements of income (loss).

Since January 1, 2010 and July 1, 2018, Venezuela and Argentina, respectively, were considered to be highly inflationary, and as such, the financial statements of these subsidiaries are remeasured as if its functional currency was the reporting currency of the immediate parent company (US dollars for Venezuelan operation, Brazilian reais (“BRL”) for Argentinian operation from July 2018 to June 2020 and US dollars since July 2020). As a result, remeasurement gains and losses are recognized in earnings rather than in the cumulative translation adjustment, component of “Accumulated other comprehensive income (loss)” within shareholders’ equity.

In addition, in these territories, there are foreign currency restrictions. Since 2019, in Argentina several measures have been adopted including, among others: (i) limitation to hoarding and consumption in foreign currency for natural persons, (ii) taxes to increase the official exchange rate, (iii) approvals issued by the Central Bank of Argentina to access foreign currency to settle imports of goods or services, principal and interest from financial payables to foreign parties, profits and dividends. Furthermore, Venezuela has currency restrictions which have been in place for several years under different currency exchange regulations. Although during 2019, the Central Bank of Venezuela loosen those restrictions by permitting financial institution to participate as intermediaries in foreign currency operations, the Company’s ability to immediately access cash through repatriations continues to be limited. Additionally, the Venezuelan market is subject to price controls. Its government issued a regulation establishing a maximum profit margin for companies and maximum prices for certain goods and services. However, the Company was able to increase prices during the fiscal year ended December 31, 2022.

Cash and cash equivalents	Cash and cash equivalents The Company considers all highly liquid investments with an original maturity of three months or less, from the date of purchase, to be cash equivalents.
Short-term investments
Short-term investments

Short-term investments consist of time deposits, available for sale securities and held to maturity securities with an original maturity of more than three months. Time deposits are measured at cost plus accrued interest. These charges are recognized immediately in earnings, within “Net Interest expense and other financing results”.
Available for sale securities are measured at fair value. Unrealized results are reported in other comprehensive income (loss) until realized. See Note 22 for additional information. Held to maturity securities are measured at amortized cost and bear interest.
Revenue recognition	Revenue recognition The Company’s revenues consist of sales by Company-operated restaurants and revenues from restaurants operated by franchisees. Sales by Company-operated restaurants are recognized at the point of sale. The Company presents sales net of sales tax and other sales-related taxes. Revenues from restaurants operated by franchisees include rental income, initial franchise fees and royalty income. Rental income is measured on a monthly basis based on the greater of a fixed rent, computed on a straight-line basis, or a certain percentage of gross sales reported by franchisees. Initial franchise fees represent the difference between the amount the Company collects from the franchisee and the amount the Company pays to McDonald’s Corporation upon the opening of a new restaurant. Royalty income represents the difference, if any, between the amount the Company collects from the franchisee and the amount the Company is required to pay to McDonald’s Corporation. Royalty income is recognized in the period earned.
Accounts and notes receivable and allowance for doubtful accounts and Other receivables
Accounts and notes receivable and allowance for doubtful accounts

Accounts receivable primarily consist of royalty and rent receivables due from franchisees, debit, credit and delivery vendor receivables. Accounts receivable are initially recorded at fair value and do not bear interest. Notes receivable relates to interest-bearing financing granted to certain franchisees in connection with the acquisition of equipment and third-party suppliers. The Company maintains an allowance for doubtful accounts in an amount that it considers sufficient to cover the expected credit losses. In judging the adequacy of the allowance for doubtful accounts, the Company follows ASC 326 “Financial Instruments - Credit Losses” considering, multiple factors including historical bad debt experience, the aging of the receivables, the current economic environment, remote risks of loss and future economic conditions.

Other receivables

As of December 31, 2022, other receivables primarily consist of value-added tax and other tax receivables, related party receivables and insurance claim receivables, amounting to $16,608. As of December 31, 2021, other receivables primarily consist of related party receivables, value-added tax and other tax receivables, insurance claim receivables and McDonald’s Corporation’s indemnification for contingencies, amounting to $13,141.
Other receivables are reported at the amount expected to be collected.
Inventories	Inventories Inventories are stated at the lower of cost or market, with cost being determined on a first-in, first-out basis.
Property and equipment, net	Property and equipment, net Property and equipment are stated at cost, net of accumulated depreciation. Property costs include costs of land and building for both company-operated and franchise restaurants while equipment costs primarily relate to company-operated restaurants. Cost of property and equipment acquired from McDonald’s Corporation (as part of the acquisition of LatAm business) was determined based on its estimated fair market value at the acquisition date, then partially reduced by the allocation of the negative goodwill that resulted from the purchase price allocation. Cost of property and equipment acquired or constructed after the acquisition of LatAm business in connection with the Company’s restaurant reimaging and extension program is comprised of acquisition and construction costs and capitalized internal costs. Capitalized internal costs include payroll expenses related to employees fully dedicated to restaurant construction projects and related travel expenses. Capitalized payroll costs are allocated to each new restaurant location based on the actual time spent on each project. The Company commences capitalizing costs related to construction projects when it becomes probable that the project will be developed – when the site has been identified and the related profitability assessment has been approved. Maintenance and repairs are expensed as incurred. Accumulated depreciation is calculated using the straight-line method over the following estimated useful lives: buildings – up to 40 years; leasehold improvements – the lesser of useful lives of assets or lease terms which generally include renewal options; and equipment 3 to 10 years.
Intangible assets, net
Intangible assets, net

Intangible assets include computer software costs, initial franchise fees, reacquired rights under franchise agreements, letter of credit fees and others.

The Company follows the provisions of ASC 350-40-30 within ASC 350 Intangibles, Subtopic 40 Internal Use Software which requires the capitalization of costs incurred in connection with developing or obtaining software for internal use. These costs are amortized over a period of three years on a straight-line basis.

The Company is required to pay to McDonald’s Corporation an initial franchisee fee upon opening of a new restaurant. The initial franchise fee related to Company-operated restaurants is capitalized as an intangible asset and amortized on a straight-line basis over the term of the franchise.

A reacquired franchise right is recognized as an intangible asset as part of the business combination in the acquisition of franchised restaurants apart from goodwill with an assigned amortizable life limited to the remaining contractual term (i.e., not including any renewal periods). The value assigned to the reacquired franchise right excludes any amounts recognized as a settlement gain or loss and is limited to the value associated with the remaining contractual term and operating conditions for the acquired restaurants. The reacquired franchise right is measured using a valuation technique that considers restaurant’s cash flows after payment of an at-market royalty rate to the Company. The cash flows are projected for the remaining contractual term, regardless of whether market participants would consider potential contractual renewals in determining its fair value.
Letter of credit fees are amortized on a straight-line basis over the term of the Letter of Credit.
Impairment and disposal of long-lived assets	Impairment and disposal of long-lived assetsIn accordance with the guidance within ASC 360-10-35, the Company reviews long-lived assets (including property and equipment, intangible assets with definite useful lives and lease right of use asset, net) for impairment whenever events or changes in circumstances indicate the carrying value of the asset may not be recoverable. For purposes of reviewing assets for potential impairment, assets are grouped at a country level for each of the operating markets. The Company manages its restaurants as a group or portfolio with significant common costs and promotional activities; as such, each restaurant’s cash flows are not largely independent of the cash flows of others in a market. If an indicator of impairment exists for any grouping of assets, an estimate of undiscounted future cash flows produced by each individual restaurant within the asset grouping is compared to its carrying value. If an individual restaurant is determined to be impaired, the loss is measured by the excess of the carrying amount of the restaurant over its fair value considering its highest and best use, as determined by an estimate of discounted future cash flows or its market value.
Goodwill
Goodwill

Goodwill represents the excess of cost over the estimated fair market value of net tangible assets and identifiable intangible assets acquired. In accordance with the guidance within ASC 350 Intangibles-Goodwill and Other, goodwill is stated at cost and reviewed for impairment on an annual basis during the fourth quarter, or when an impairment indicator exists. The impairment test compares the fair value of each reporting unit, generally based on discounted future cash flows, with its carrying amount including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss is measured as the difference between the implied fair value of the reporting unit’s goodwill and the carrying amount of goodwill.

In assessing the recoverability of the goodwill, the Company considers changes in economic conditions and makes assumptions regarding estimated future cash flows and other factors. Estimates of future cash flows are highly subjective judgments based on the Company’s experience and knowledge of its operations. These estimates can be significantly impacted by many factors including changes in global and local business and economic conditions, operating costs, inflation, competition, and consumer and demographic trends.

Advertising costs	Advertising costs Advertising costs are expensed as incurred. Advertising expenses related to Company-operated restaurants were $148,776, $104,010 and $60,855 in 2022, 2021 and 2020, respectively. Advertising expenses related to franchised operations do not affect the Company’s expenses since these are recovered from franchisees. Advertising expenses related to franchised operations were $44,088, $32,809 and $26,486 in 2022, 2021 and 2020, respectively.
Accounting for income taxes
Accounting for income taxes

The Company records deferred income taxes using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. The guidance requires companies to set up a valuation allowance for that component of net deferred tax assets which does not meet the more likely than not criterion for realization.
Accounting for income taxes (continued)

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company is regularly audited by tax authorities, and tax assessments may arise several years after tax returns have been filed. Accordingly, tax liabilities are recorded when, in management’s judgment, an uncertain tax position does not meet the more likely than not threshold for recognition. For tax positions that meet the more likely than not threshold, a tax liability may be recorded depending on management’s assessment of how the tax position will ultimately be settled. The Company records interest and penalties on unrecognized tax benefits in the provision for income taxes.

Accounts payable outsourcing	Accounts payable outsourcing The Company offers its suppliers access to an accounts payable services arrangement provided by third party financial institutions. This service allows the Company’s suppliers to view its scheduled payments online, enabling them to better manage their cash flow and reduce payment processing costs. Independent of the Company, the financial institutions also allow suppliers to sell their receivables to the financial institutions in an arrangement separately negotiated by the supplier and the financial institution. The Company has no economic interest in the sale of these receivables and no direct relationship with the financial institutions concerning the sale of receivables. All of the Company’s obligations, including amounts due, remain to the Company’s suppliers as stated in the supplier agreements.
Share-based compensation	Share-based compensationThe Company recognizes compensation expense as services required to earn the benefits are rendered.
Derivative financial instruments	Derivative financial instruments The Company utilizes certain hedge instruments to manage its interest rate and foreign currency rate exposures. The counterparties to these instruments generally are major financial institutions. The Company does not hold or issue derivative instruments for trading purposes. In entering into these contracts, the Company assumes the risk that might arise from the possible inability of counterparties to meet the terms of their contracts. The Company does not expect any losses as a result of counterparty defaults. All derivatives are recognized as either assets or liabilities in the balance sheets and are measured at fair value. Additionally, the fair value adjustments will affect either other comprehensive income (loss) or net income (loss) depending on whether the derivative instrument qualifies as a hedge for accounting purposes and, if so, the nature of the hedging activity.
Leases
Leases

The Company leases locations through ground leases (the Company leases the land and owns the building) and through improved leases (the Company leases land and buildings). The operating leases are mainly related to restaurant and dessert center locations. The average of lease’s terms is about 15 years and, in many cases, include renewal options provided by the agreement or government’s regulations, as there are reasonably certain to be exercised. Typically, renewal options are considered reasonably assured of being exercised if the associated asset lives of the building or leasehold improvements exceed the initial lease term, and the sales performance of the restaurant remains strong. Therefore, its associated payments are included in the measurement of the right-of-use asset and lease liability. Although, certain leases contain purchase options, is not reasonably certain that the Company will exercise them. In addition, many agreements include escalations amounts that vary by reporting unit, for example, including fixed-rent escalations, escalations based on an inflation index, and fair value adjustments. According to rental terms, the Company pays monthly rent based on the greater of a fixed rent or a certain percentage of the Company’s gross sales. The lease agreements do not contain any material residual value guarantees or material restrictive covenants. Furthermore, the Company is the lessee under non-cancelable leases covering certain offices and warehouses.

The right-of-use assets and lease liabilities are recognized using the present value of the remaining future minimum lease payments discounted by the Company’s incremental borrowing rate. The Company has elected not to separate non-lease components from lease components in its lessee portfolio. For most locations, the Company is obliged for the related occupancy costs, such as maintenance. The Company has certain leases subject to index adjustments. As part of the adoption of ASC 842, the Company used the effective index rate at transition date in its disclosure and calculation of the lease liability. However, for leases entered into after January 1, 2019, the inflation index rate will be used to calculate the lease liability only when a lease modification occurs.

Severance payments
Severance payments

Under certain laws and labor agreements of the countries in which the Company operates, the Company is required to make minimum severance payments to employees who are dismissed without cause and employees leaving its employment in certain other circumstances. The Company accrues severance costs if they relate to services already rendered, are related to rights that accumulate or vest, are probable of payment and can be reasonably estimated. Otherwise, severance payments are expensed as incurred.

Provision for contingencies	Provision for contingencies The Company accrues liabilities when it is probable that future costs will be incurred and such costs can be reasonably estimated. Such accruals are based on developments to date, the Company’s estimates of the outcomes of these matters and the Company’s lawyers’ experience in contesting, litigating and settling other matters. As the scope of the liabilities becomes better defined, there may be changes in the estimates of future costs.
Comprehensive income (loss)
Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) as currently reported under generally accepted accounting principles and also includes the impact of other events and circumstances from non-owner sources which are recorded as a separate component of shareholders’ equity. The Company reports foreign currency translation losses and gains, unrealized results on cash flow hedges, securities available for sale, as well as unrecognized post-retirement benefits as components of comprehensive income (loss).

Segment information
Segment information

In accordance with ASC 280, Segment Reporting, the Company has restated its comparative segment information based on the new structure of its geographic divisions. See Note 21 for additional information.

Equity method investments
Equity method investments

The Company utilizes the equity method to account for investments in companies when it provides the ability to exercise significant influence over operating and financial policies of the investee. Consolidated net income (loss) includes the Company’s proportionate share of the net income or loss of these companies. Company’s judgment regarding the level of influence over each equity method investee includes considering key factors such as our ownership interest, representation on the board of directors, participation in policy-making decisions, other commercial arrangements and material intercompany transactions.

Recent accounting pronouncements
Recent accounting pronouncements

In September 2022, the Financial Accounting Standards Board issued Accounting Standard Update No. 2022-04, “Liabilities – Supplier Finance Program (Subtopic 405-50): Disclosure of Supplier Finance Program Obligations”, which requires entities that use supplier finance programs in connection with the purchase of goods and services to disclose the key terms of the programs and information about their obligations that are outstanding at the end of the reporting period. The Company is currently evaluating whether additional disclosure is needed.
No other new accounting pronouncement issued or effective during the periods had or is expected to have a material impact on the Company’s consolidated financial statements.

Disclosures about fair value of financial instruments	Disclosures about fair value of financial instruments
As defined in ASC 820 Fair Value Measurement and Disclosures, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The transaction is based on a hypothetical transaction in the principal or most advantageous market considered from the perspective of the market participant that holds the asset or owes the liability. The valuation techniques that can be used under this guidance are the market approach, income approach or cost approach. The market approach uses prices and other information for market transactions involving identical or comparable assets or liabilities, such as matrix pricing. The income approach uses valuation techniques to convert future amounts to a single discounted present amount based on current market conditions about those future amounts, such as present value techniques, option pricing models (e.g. Black-Scholes model) and binomial models (e.g. Monte-Carlo model). The cost approach is based on current replacement cost to replace an asset.

The Company utilizes market data or assumptions that market participants who are independent, knowledgeable and willing and able to transact would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable. The Company attempts to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company is able to classify fair value balances based on the observance of those inputs. The guidance establishes a formal fair value hierarchy based on the inputs used to measure fair value. The hierarchy gives the highest priority to level 1 measurements and the lowest priority to level 3 measurements, and accordingly, level 1 measurement should be used whenever possible.

The three levels of the fair value hierarchy as defined by the guidance are as follows:

Level 1: Valuations utilizing quoted, unadjusted prices for identical assets or liabilities in active markets that the Company has the ability to access. This is the most reliable evidence of fair value and does not require a significant degree of judgment. Examples include exchange-traded derivatives and listed equities that are actively traded.

Level 2: Valuations utilizing quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly for substantially the full term of the asset or liability.

Financial instruments that are valued using models or other valuation methodologies are included. Models used should primarily be industry-standard models that consider various assumptions and economic measures, such as interest rates, yield curves, time value, volatilities, contract terms, current market prices, credit risk or other market-corroborated inputs. Examples include most over-the-counter derivatives (non-exchange traded), physical commodities, most structured notes and municipal and corporate bonds.

Level 3: Valuations utilizing significant unobservable inputs provides the least objective evidence of fair value and requires a significant degree of judgment. Inputs may be used with internally developed methodologies and should reflect an entity’s assumptions using the best information available about the assumptions that market participants would use in pricing an asset or liability. Examples include certain corporate loans, real-estate and private equity investments and long-dated or complex over-the-counter derivatives.
Depending on the particular asset or liability, input availability can vary depending on factors such as product type, longevity of a product in the market and other particular transaction conditions. In some cases, certain inputs used to measure fair value may be categorized into different levels of the fair value hierarchy. For disclosure purposes under this guidance, the lowest level that contains significant inputs used in valuation should be chosen. Pursuant to ASC 820-10-50, the Company has classified its assets and liabilities into these levels depending upon the data relied on to determine the fair values. The fair values of the Company’s derivatives are valued based upon quotes obtained from counterparties to the agreements and are designated as Level 2.